Revenue, Accounts Receivable and Provision for Credit Losses (Tables)	6 Months Ended
Jun. 30, 2022
Revenue, Accounts Receivable and Provision for Credit Losses [Abstract]
Voyage and Hire Revenues from Charterers	For the six months ended June 30, 2022 and 2021, charterers that accounted for more than 10% of the Company’s revenue, were as follows:
Charterer	2022	2021
A	-	-
B	-	29%
C	-	10%
D	48%	28%
E	15%	-